UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Bridget McNamara-Fenesy, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Cynthia Beyea Eversheds Sutherland LLP 700 Sixth Street, N.W. Washington, D.C. 20001-3980
Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2020

EXPLANATORY NOTE:

M Fund, Inc. (the “Registrant”) is filing this amendment (the “Amendment”) to its Form N-CSR for the period ended December 31, 2020, originally filed with the U.S. Securities and Exchange Commission on March 3, 2021 (Accession Number 0001104659-21-031279) to amend Item 1: “Reports to Stockholders.” The purpose of this Amendment is to add to the annual report dated December 31, 2020 (the “Annual Report”) a statement regarding the Annual Report of Liquidity Risk Management Program Administrator required by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The remainder of Item 1 and Items 2 through 13(a)(1) of the Registrant’s Form N-CSR originally filed on March 3, 2021, are incorporated herein by reference. This Amendment should be read in conjunction with the Annual Report. This Amendment does not reflect events occurring after the filing of the Annual Report or, other than the addition to Item 1 noted above, update the Annual Report in any way.

Item 1. Reports to Stockholders.

M FUND, INC.

Supplement to Annual Report dated December 31, 2020

This supplement adds information to the annual report dated December 31, 2020 (the “Annual Report”) and should be read in conjunction with the Annual Report.

The following is added to page 94 of the Annual Report:

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Rule 22e-4 of the 1940 Act (the “Rule”) requires that the Liquidity Risk Management Program Administrator (the “LPA”) for the Fund periodically, but no less frequently than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Risk Management Program (the “Program”) and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (the “HLIM”) for each Fund and any material changes to the Program.

At a meeting of the Board held on November 19, 2020 the LPA presented and the Board reviewed a written report covering the period June 1, 2019, the date of adoption of the Program, through September 30, 2020 (the “Review Period”). The LPA conducted various liquidity risk assessments during the Review Period, including a Liquidity Needs Assessment (“LNA”) of each Fund as of June 30, 2019 and a subsequent LNA as of June 30, 2020 to assess the liquidity risk of each Fund and assist in the determination as to whether any material changes should be made to the components of the Program. The following factors were reviewed by the LPA in its assessment of each Fund’s liquidity risk and evaluation on the adequacy of the Program: (i) investment strategy, portfolio concentration and the liquidity of portfolio investments; (ii) holdings of cash and cash equivalents; (iii) short-term and long-term cash flows; (iv) redemption volatility and stressed conditions; and (v) other funding sources.

Liquidity Risk Assessment

1.) Investment Strategy and Liquidity of Portfolio Investments

The LPA evaluated each Fund’s investment objective and portfolio strategy, including portfolio concentration, liquidity classifications and any known or identifiable risks to liquidity. For all Funds, other than M Large Cap Growth Fund, the LPA noted that the Funds were highly diversified with relatively low concentration of holdings. The M Large Cap Growth Fund’s investment strategy is to hold between 25 and 35 equity securities and as a result is highly concentrated. However, the LPA recognized that the M Large Cap Growth Fund holds larger capitalization, highly liquid securities where daily trading volumes appear adequate for the Fund to dispose of holdings in a fast and efficient manner in order to meet redemptions if necessary.

Each Fund’s portfolio liquidity was monitored by the Funds’ Chief Compliance Officer (the “CCO”). Liquidity classifications for each security holding were provided to the CCO by the Funds’ administrator, State Street Bank and Trust Company (“State Street Bank”), using its TruView analytics system on a monthly basis. Each Fund held at least 99.9% of its investments in Highly Liquid Investments during the Review Period. As a result, all Funds met the 15% limit on Illiquid Securities during the Review Period. No material liquidity risks were identified by the LPA during the Review Period relating to each Fund’s investment strategy, portfolio concentration or portfolio liquidity. The LPA reasonably expects these trends to continue and believes that each Fund’s investment strategy is appropriate and manageable for an open-end fund during both normal and stressed market conditions.

2.) Holdings of Cash and Cash Equivalents

All Funds are primarily invested in securities and hold a low percentage of their assets in cash and cash equivalents. In addition, the Funds do not maintain any type of borrowing arrangement or credit facility. It is the Funds’ investment adviser’s belief that based upon the high liquidity of each Fund’s portfolio and that historical redemption activity was not material from a liquidity perspective for any Fund, a line of credit or other borrowing arrangements are not necessary. The LPA did not identify any material liquidity risks during the Review Period with respect to holdings of cash and cash equivalents.

3.) Short-Term and Long-Term Cash Flows and Redemption Volatility and Stressed Conditions

To meet various obligations under the variable annuity or variable life insurance contracts, insurance company separate accounts may redeem Fund shares to generate cash. Proceeds from the redemptions are usually sent to the separate account on the next business day. The Funds may suspend redemptions of shares or postpone payment dates when the New York Stock Exchange (“NYSE”) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

The LPA reviewed historical subscription and redemption activity for each Fund. The LPA found that redemption activity was not material from a liquidity perspective for any Fund during either normal or stressed market conditions. The LPA also reviewed shareholder concentration, noting that Fund ownership is highly concentrated amongst approximately 10 insurance carriers. Shares are held in omnibus accounts, which means that Fund ownership is spread out amongst a larger number of underlying contract owners that beneficially own Fund shares. This reduces the risk of larger redemptions in shorter timeframes, which has provided the Funds with stable cash flow and lower redemption volatility over the Review Period.

Since cash flows do not appear to be significant during normal or stressed conditions and the shareholder base of each Fund appears stable, the LPA did not identify any material liquidity risks during the Review Period.

4.) Other Funding Sources

The Funds currently do not have any borrowing or other credit arrangements, nor have they utilized cross transactions, all of which could provide additional liquidity. The LPA believes that these factors do not appear to cause any liquidity concerns given each Fund’s highly liquid portfolio and stable cash flow history.

Program Management

The Program allows the LPA to delegate certain responsibilities and engage one or more third parties to assist with its implementation, subject in each case to the appropriate oversight by the LPA. The LPA still maintains the responsibility of overseeing and supervising any person that has been delegated liquidity risk management responsibilities under the Program.

The LPA has delegated certain responsibilities under the Program to the CCO. On a monthly basis, State Street Bank provides the CCO with liquidity reports that characterize each Fund’s holdings into one of four liquidity categories. Liquidity reports are generated by State Street Bank using the liquidity analytics system, TruView. The CCO reports any issues or concerns to the LPA. No material issues were reported to the LPA during the Review Period.

Quarterly, the LPA conducts a formal meeting in order to review the Program. The CCO provides the LPA with a summary of the results from his monitoring of the Program, including liquidity classifications, compliance with the 15% Illiquid Securities Limit, an evaluation of the effectiveness of State Street Bank’s responsibilities under the Program, and a determination of whether the Program has operated effectively and whether the Funds have met the applicable requirements under the Rule and the Program. All minutes of the LPA meetings are provided to the Board. The CCO reported no material issues to the LPA during the quarterly meetings within the Review Period.

At least annually, the CCO provides the LPA with a Liquidity Needs Assessment in order to assess each Fund’s Liquidity Risk and evaluate whether any material changes are needed to the Program. The results of the Liquidity Needs Assessments were addressed earlier in this report.

The Program’s administration process, as outlined above, appears to be functioning effectively in all material respects and no changes are recommended at this time.

Highly Liquid Investment Minimum

Although the Rule requires the LPA to determine a HLIM for each Fund, the LPA has determined that each Fund qualifies as an Excluded Fund (as defined in the Program). The SEC in its guidance has suggested that a HLIM would not be required if a Fund, under normal circumstances, primarily holds at least 50% of its assets in Highly Liquid Investments. The LPA has determined that all Funds within the Review Period were considered to primarily hold at least 50% of their assets in this category and that all Funds will continue to be excluded from determining a HLIM.

Conclusion

There were no material changes to the Program during the Review Period. No significant liquidity events impacting any Funds were noted during the Review Period. It is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Rule.

Item 13. Exhibits.

(a)(1)     Incorporated herein by reference to the Registrant’s Form N-CSR originally filed on March 3, 2021.

(a)(2)     Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)     Not applicable to this filing.

(a)(4)     Not applicable.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy President/Principal Executive Officer

Date:	February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy President/Principal Executive Officer

Date:	February 24, 2022

By:	/s/ David Lees
David Lees Treasurer/Principal Financial and Accounting Officer

Date:	February 24, 2022